Organization and business (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of principal subsidiaries

The Company’s principal subsidiaries at December 31, 2025 are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Seamless Group Inc.	Cayman Islands	Investment holding	100%
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding		100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
CURRENC Capital Inc.	Cayman Islands	Investment holding	100%	—
CURRENC US INC.	United States	Investment holding	100%	—
CURRENC Power Inc.	Cayman Islands	Investment holding	100%	—
Seamless AI Inc.	BVI	Investment holding	—	51%
Seamless Lab Limited	Hong Kong	Development of AI call center and system integration	—	51%
CURR-ARC GP Limited	Hong Kong	Acting as General Partner of Limited Partnership Fung	—	100%
CURR-ARC AI Fund 1 LPF	Hong Kong	Limited Partnership Fund	—	100%
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	—	60%
PT Tranglo Indonesia	Indonesia	Operating money remittance business	—	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	—	100%